Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 27,282	[1]	$ 36,607	[2]	$ 69,847	$ 23,372	$ 39,988	$ (4,563)	[3]	$ 45,646	$ 25,812	$ 157,108	$ 106,882	$ 171,190
Basic												173,741,000	127,656,000	114,207,000
Effect of dilutive securities:
Employee stock options												176,000	125,000	0
Non-vested restricted shares												246,000	420,000	405,000
Convertible senior unsecured notes												238,000	7,000	0
Dilutive potential common shares												660,000	552,000	405,000
Diluted												174,401,000	128,208,000	114,612,000
Basic earnings per share	$ 0.15	[1]	$ 0.21	[2]	$ 0.40	$ 0.15	$ 0.29	$ (0.04)	[3]	$ 0.37	$ 0.21	$ 0.90	$ 0.84	$ 1.50
Diluted earnings per share	$ 0.15	[1]	$ 0.21	[2]	$ 0.39	$ 0.15	$ 0.29	$ (0.04)	[3]	$ 0.37	$ 0.21	$ 0.90	$ 0.83	$ 1.49
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share												0	280,000	351,000

[1]	(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[2]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[3]	(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).